May 01, 2025
AZL T. Rowe Price Capital Appreciation Fund
Investment Objective
The Fund seeks long-term capital appreciation with preservation of capital as an important intermediate-term objective.
Fees and Expenses Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL T. Rowe Price Capital Appreciation Fund AZL T. Rowe Price Capital Appreciation Fund
Management Fee	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[1]
[1]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.70% through at least April 30, 2026, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
AZL T. Rowe Price Capital Appreciation Fund | AZL T. Rowe Price Capital Appreciation Fund | USD ($)	102	329	575	1,278

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund will normally invest at least 50% of its total assets in stocks. The remaining assets are generally invested in corporate and government debt, mortgage- and asset-backed securities, and bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders). The Fund may invest up to 25% of its total assets in foreign securities.

The Fund’s investments in stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when the Subadviser buys them are considered by the Subadviser to be low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the Subadviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Fund invests. Since the Subadviser attempts to prevent losses as well as achieve gains, the Subadviser typically uses a value approach in selecting investments. The Subadviser’s research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but have good prospects for capital appreciation. The Subadviser may establish relatively large positions in companies the Subadviser finds particularly attractive.

The Subadviser searches for attractive risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserves may reflect the portfolio manager’s ability to find companies that meet valuation criteria rather than his market outlook.

The Fund may purchase bonds, convertible securities, mortgage and asset-backed securities, and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations and there are no limits on the maturities or credit ratings of the debt instruments in which the Fund invests. The Fund may invest up to 30% of its total assets in below investment-grade debt securities (“junk bonds”) and other debt instruments that are rated below investment grade. If a security is split-rated (i.e., rated investment-grade by at least one rating agency and noninvestment-grade by another rating agency), the higher rating will be used for purposes of this requirement.

Principal Risks of Investing in the Fund
Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500® Index (60%) and Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q2, 2020)	13.83%
Lowest (Q1, 2020)	-12.46%

Average Annual Total Returns
Average Annual Returns - AZL T. Rowe Price Capital Appreciation Fund		1 Year	5 Years	10 Years
AZL T. Rowe Price Capital Appreciation Fund		12.21%	10.15%	10.19%
S&P 500 Index	[1]	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	[1]	1.25%	(0.33%)	1.35%
Moderate Composite Index	[1]	15.13%	8.80%	8.57%
[1]	Reflects no deduction for fees, expenses, or taxes.